UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21414
                                                     ---------

                    Oppenheimer Principal Protected Trust II
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

    FEBRUARY 29, 2008

--------------------------------------------------------------------------------

         Oppenheimer                                           Management
         Principal Protected                                  Commentaries
         Main Street  Fund II R                                    and
                                                            Semiannual Report


--------------------------------------------------------------------------------

         MANAGEMENT COMMENTARIES

               An Interview with Your Fund's Managers

               Listing of Top Holdings

         SEMIANNUAL REPORT

               Listing of Investments

               Financial Statements

                                                       [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II R PORTFOLIO ALLOCATION

[PIE CHART]

Fixed Income                 53.1%
U.S. Equity Fund             29.9
Cash Equivalents             14.5*
Money Market Fund             2.5

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund. Information relating to the Oppenheimer Main Street Fund's portfolio holdings appears below.

*The Fund lends its portfolio securities from time to time in order to earn additional income. The Fund's cash equivalent holdings at period end represent the Fund's investment of collateral it has received for securities currently on loan.

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND) SECTOR ALLOCATION
--------------------------------------------------------------------------------
Information Technology                                                    27.0%
--------------------------------------------------------------------------------
   Computers & Peripherals                                                 8.0
--------------------------------------------------------------------------------
   Software                                                                5.3
--------------------------------------------------------------------------------
   Communications Equipment                                                4.7
--------------------------------------------------------------------------------
   Semiconductors & Semiconductor Equipment                                4.7
--------------------------------------------------------------------------------
   Internet Software & Services                                            1.9
--------------------------------------------------------------------------------
   IT Services                                                             1.6
--------------------------------------------------------------------------------
   Electronic Equipment & Instruments                                      0.5
--------------------------------------------------------------------------------
   Office Electronics                                                      0.3
--------------------------------------------------------------------------------
Financials                                                                19.0
--------------------------------------------------------------------------------
Energy                                                                    16.2
--------------------------------------------------------------------------------
Industrials                                                               10.7
--------------------------------------------------------------------------------
Health Care                                                                9.0
--------------------------------------------------------------------------------
Consumer Discretionary                                                     6.7
--------------------------------------------------------------------------------
Consumer Staples                                                           4.5
--------------------------------------------------------------------------------
Materials                                                                  4.2
--------------------------------------------------------------------------------
Telecommunication Services                                                 2.6
--------------------------------------------------------------------------------
Utilities                                                                  0.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of common stocks.

             11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               13.3%
--------------------------------------------------------------------------------
Computers & Peripherals                                                    8.0
--------------------------------------------------------------------------------
Diversified Financial Services                                             6.1
--------------------------------------------------------------------------------
Insurance                                                                  6.0
--------------------------------------------------------------------------------
Software                                                                   5.3
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   4.8
--------------------------------------------------------------------------------
Communications Equipment                                                   4.7
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   4.7
--------------------------------------------------------------------------------
Health Care Providers & Services                                           4.2
--------------------------------------------------------------------------------
Media                                                                      4.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          5.2%
--------------------------------------------------------------------------------
General Electric Co.                                                       3.3
--------------------------------------------------------------------------------
Microsoft Corp.                                                            3.2
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                        2.9
--------------------------------------------------------------------------------
International Business Machines Corp.                                      2.3
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                                             2.3
--------------------------------------------------------------------------------
Bank of America Corp.                                                      2.3
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       2.3
--------------------------------------------------------------------------------
Chevron Corp.                                                              2.3
--------------------------------------------------------------------------------
American International Group, Inc.                                         2.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com

             12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      The Fund has entered into a warranty agreement (the "Warranty") with Merrill Lynch Bank USA (the "Warranty Provider") which attempts to make sure that the value of each shareholder's account on the maturity date (March 3, 2011) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty Provider, not the shareholders. The Warranty is dependent on the financial ability of the Warranty Provider to make payment to the Fund on the Maturity Date. The Warranty Amount will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund. The Warranty does not apply to shares redeemed during the Warranty Period, and shareholders can lose money on shares unless redeemed on the Maturity Date. Neither the Fund nor OppenheimerFunds, Inc. is obligated to replace the Warranty Provider should it be unable to make payments necessary to support the Warranty Amount. The Warranty increases the Fund's expenses that shareholders pay and could lower Fund performance. Shareholders must

             13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
--------------------------------------------------------------------------------

      redeem their shares in the Fund on, and only on, the Maturity Date (expected to be March 3, 2011) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date, the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund's then-current net asset value, which may be lower than the Warranty Amount.

      Shares may be exchanged or redeemed at any time. However, if you redeem or exchange shares prior to the end of the seven-year Warranty Period, you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven-year term and reinvest all dividends and distributions.

      During the Warranty Period, there are substantial opportunity costs. Allocating assets to U.S. Government securities (primarily Treasury STRIPS) reduces the Fund's ability to participate fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. In the event that the Fund's stock allocation declines substantially, generally due to heavy stock market declines, the Fund will permanently shift all investments to fixed income securities and certain of the Fund's expenses will be reduced. In the event of reallocation of 100% of the Fund's assets to U.S. Government securities, the Fund will not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period, which will eliminate the Fund's ability to participate in any upward equity market movement.

      While these fixed income securities (primarily Treasury STRIPS) that the Fund invests in do not pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However,

             14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II the Fund is required to accrue and declare a dividend on such income. Thus, you will have taxable income.

      Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Fund is not obligated to replace the Warranty Provider should it be unable to make the payments necessary to support the Warranty Amount. The Warranty increases the Fund's expenses that you pay and therefore the Fund's expenses will generally be higher than a fund that does not offer a Warranty.

      All investments have risks to some degree. Stocks fluctuate in price and their volatility at times may be great. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. Investors should be aware that principal protected funds generally carry higher fees and expenses than non-protected funds.

      The Fund offered its shares to the public from November 10, 2003 through February 27, 2004. From March 3, 2004, and until March 3, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING          ENDING             EXPENSES
                             ACCOUNT            ACCOUNT            PAID DURING
                             VALUE              VALUE              6 MONTHS ENDED
ACTUAL                       SEPTEMBER 1, 2007  FEBRUARY 29, 2008  FEBRUARY 29, 2008
--------------------------------------------------------------------------------------
Class A                         $1,000.00         $ 959.50          $ 5.72
--------------------------------------------------------------------------------------
Class B                          1,000.00           955.70            9.58
--------------------------------------------------------------------------------------
Class C                          1,000.00           956.00            9.43

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------------
Class A                          1,000.00         1,019.05            5.89
--------------------------------------------------------------------------------------
Class B                          1,000.00         1,015.12            9.87
--------------------------------------------------------------------------------------
Class C                          1,000.00         1,015.27            9.72

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            1.17%
-----------------------------
Class B            1.96
-----------------------------
Class C            1.93

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

             17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              SHARES        VALUE
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 38.0% 1
---------------------------------------------------------------------------------------------------------

MONEY MARKET FUND -- 3.0%
Oppenheimer Institutional Money Market Fund,Cl.E,3.99% 2                      3,933,050    $  3,933,050
---------------------------------------------------------------------------------------------------------
U.S.EQUITY FUND -- 35.0%
Oppenheimer Main Street Fund,Cl.Y                                             1,403,912      46,427,368
                                                                                           --------------
Total Investment Companies (Cost $50,887,933)                                                50,360,418

                                                                                 PRINCIPAL
                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------
U.S.GOVERNMENT OBLIGATIONS -- 62.4%
---------------------------------------------------------------------------------------------------------

U.S.Treasury Bonds:
STRIPS,2.719%,2/15/11 3,4                                                      $ 30,200,000    28,511,397
STRIPS,3.84%,5/15/11 3,4                                                            441,000       415,764
-----------------------------------------------------------------------------------------------------------
U.S.Treasury Nts.,STRIPS,4.037%,2/15/11 3,4                                      56,800,000    53,749,556
                                                                                             --------------

Total U.S.Government Obligations (Cost $78,750,014)                                            82,676,717
-----------------------------------------------------------------------------------------------------------

Total Investments,at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $129,637,947)                                   133,037,135

-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED -- 17.0% 5
-----------------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS -- 17.0%
Undivided interest of 0.18% in joint repurchase agreement (Principal
Amount/Value $2,000,000,000, with a maturity value of $2,000,528,333) with Bank of America NA, 3.17%, dated 2/29/08, to be repurchased at $3,500,925 on
3/3/08, collateralized by U.S.Agency Mortgages, 5%-5.50%, 6/1/33-1/1/38,with a
value of $2,040,000,000                                                           3,500,000     3,500,000
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.20% in joint repurchase agreement (Principal
Amount/Value $1,250,000,000, with a maturity value of $1,250,322,917) with
Citigroup Global Markets,Inc., 3.10%,dated 2/29/08,to be repurchased at
$2,500,646 on 3/3/08, collateralized by U.S. Agency Mortgages, 0%-8.875%,
3/7/08-1/15/38, with a value of $1,275,000,444                                    2,500,000     2,500,000
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.25% in joint repurchase agreement (Principal
Amount/Value $2,000,000,000, with a maturity value of $2,000,530,000) with
BNP Paribas Securities Corp.,3.18%, dated 2/29/08, to be repurchased at
$5,086,806 on 3/3/08, collateralized by U.S.Agency Mortgages, 0%-6.50%,
2/1/34-3/1/38, with a value of $2,040,000,000                                      5,085,458     5,085,458
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.32% in joint repurchase agreement (Principal
Amount/Value $1,100,000,000, with a maturity value of $1,100,256,667)
with Barclays Capital,2.80%,dated 2/29/08, to be repurchased at $3,500,817 on 3/3/08,collateralized by Government National Mortgage Assn.,
0%-9%, 7/15/09-2/15/38, with a value of $1,122,000,000                            3,500,000     3,500,000
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.45% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,264,167)
with Banc of America Securities LLC, 3.17%,dated 2/29/08, to be repurchased at $4,501,189 on 3/3/08,collateralized by U.S. Agency
Mortgages, 0%-11%, 9/25/09-7/1/37, with a value of $1,020,000,000                 4,500,000     4,500,000

             18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                                              PRINCIPAL
                                                                                AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 14% in joint repurchase agreement (Principal
Amount/Value $25,000,000, with a maturity value of $25,006,719) with
DLJ/Pershing Division, 3.225%,dated 2/29/08, to be repurchased at
$3,500,941 on 3/3/08, collateralized by U.S.Agency Mortgages,
3.50%-6.886%, 5/15/17-5/16/37, with a value of $25,500,000                   $ 3,500,000        $    3,500,000
                                                                                                -----------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $22,585,458)                                                                                  22,585,458

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $152,223,405)                                   117.4%           155,622,593
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (17.4)           (23,022,683)
                                                                             ------------------------------------

NET ASSETS                                                                        100.0%        $  132,599,910
                                                                             ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES            GROSS         GROSS                SHARES
                                          AUGUST 31, 2007        ADDITIONS    REDUCTIONS     FEBRUARY 29, 2008
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                     3,359,592       30,113,564    29,540,106             3,933,050
Oppenheimer Main Street Fund, Cl. Y             2,497,922        1,305,167     2,399,177             1,403,912

                                                                                   DIVIDEND           REALIZED
                                                                     VALUE           INCOME               GAIN
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E                                                       $    3,933,050     $     85,108      $          --
Oppenheimer Main Street Fund, Cl. Y                             46,427,368        1,178,885          2,494,881
                                                            --------------------------------------------------
                                                            $   50,360,418     $  1,263,993      $   2,494,881
                                                            ==================================================

2. Rate shown is the 7-day yield as of February 29, 2008.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Partial or fully-loaned security. See Note 5 of accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF ASSETS AND LIABILITIES UNAUDITED
--------------------------------------------------------------------------------

February 29,2008
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------

Investments, at value (including cost and market value of $22,585,458 in repurchase agreements) -- see accompanying statement of investments:
Unaffiliated companies (cost $101,335,472)                                                    $  105,262,175
Affiliated companies (cost $50,887,933)                                                           50,360,418
                                                                                              ----------------
                                                                                                 155,622,593
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  31,798
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Dividends                                                                                              5,071
Other                                                                                                  8,965
                                                                                              ----------------
Total assets                                                                                     155,668,427

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                                        22,585,458
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                               231,062
Warranty agreement fees                                                                              129,707
Distribution and service plan fees                                                                    55,302
Shareholder communications                                                                            37,551
Transfer and shareholder servicing agent fees                                                          8,991
Trustees' compensation                                                                                 3,571
Other                                                                                                 16,875
                                                                                              ----------------
Total liabilities                                                                                 23,068,517

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $  132,599,910
                                                                                              ================
--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                    $          4,258
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         123,895,870
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                     (2,378,561)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                         7,679,155
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           3,399,188
                                                                                              ------------------
NET ASSETS                                                                                    $    132,599,910
                                                                                              ==================

            20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $45,822,997 and
1,470,235 shares of beneficial interest outstanding)                                                $   31.17
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                              $   33.07
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $64,087,135 and 2,060,587 shares of
beneficial interest outstanding)                                                                    $   31.10
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,689,778 and 726,877 shares of beneficial
interest outstanding)                                                                               $   31.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF OPERATIONS UNAUDITED
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------

Dividends from affiliated companies                                                      $     1,263,993
-----------------------------------------------------------------------------------------------------------
Interest                                                                                       1,019,903
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            40,030
-----------------------------------------------------------------------------------------------------------
Other income                                                                                          36
                                                                                         ------------------
Total investment income                                                                        2,323,962

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------

Management fees                                                                                  360,574
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           62,196
Class B                                                                                          345,103
Class C                                                                                          125,162
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           17,068
Class B                                                                                           32,382
Class C                                                                                            8,866
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            4,146
Class B                                                                                            8,009
Class C                                                                                            2,273
-----------------------------------------------------------------------------------------------------------
Warranty agreement fees                                                                          432,700
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             4,261
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                          750
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          509
-----------------------------------------------------------------------------------------------------------
Other                                                                                             18,378
                                                                                         ------------------
Total expenses                                                                                 1,422,377
Less reduction to custodian expenses                                                                (501)
Less waivers and reimbursements of expenses                                                     (214,976)
                                                                                         ------------------
Net expenses                                                                                   1,206,900

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          1,117,062

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------

Net realized gain on:
Investments:
   Unaffiliated companies                                                                        527,090
   Affiliated companies                                                                        2,494,881
Distributions received from affiliated companies                                               9,496,959
                                                                                         ------------------
Net realized gain                                                                             12,518,930
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                         (19,792,349)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    (6,156,357)
                                                                                         ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SIX MONTHS              YEAR
                                                                                                        ENDED             ENDED
                                                                                            FEBRUARY 29, 2008        AUGUST 31,
                                                                                                  (UNAUDITED)              2007
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                           $   1,117,062    $      703,903
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                  12,518,930         5,317,619
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                             (19,792,349)        9,572,470
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations                                    (6,156,357)       15,593,992

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                            (1,476,051)         (805,471)
Class B                                                                                            (1,481,803)         (413,151)
Class C                                                                                              (534,168)         (136,691)
                                                                                                ----------------------------------
                                                                                                   (3,492,022)       (1,355,313)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from beneficial interest transactions:
Class A                                                                                            (4,257,649)      (15,444,304)
Class B                                                                                            (3,529,863)      (10,556,175)
Class C                                                                                            (2,237,491)       (7,712,312)
                                                                                                ----------------------------------
                                                                                                  (10,025,003)      (33,712,791)

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

Total decrease                                                                                    (19,673,382)      (19,474,112)
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               152,273,292       171,747,404
                                                                                                ----------------------------------
End of period (including accumulated net investment loss
of $2,378,561 and $3,601, respectively)                                                         $ 132,599,910    $  152,273,292
                                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                 YEAR ENDED AUGUST 31,
CLASS A                                                (UNAUDITED)         2007          2006       2005          2004 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                  $      33.48    $   30.78    $    30.32  $   29.50      $    30.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .34 2        .31 2         .43 2      .48 2           .25
Net realized and unrealized gain (loss)                      (1.67)        2.82           .55        .90            (.75)
                                                      ---------------------------------------------------------------------
Total from investment operations                             (1.33)        3.13           .98       1.38            (.50)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.98)        (.43)         (.51)      (.56)             --
Tax return of capital distribution from net
realized income                                                 --           --          (.01)        --              --
                                                      ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.98)        (.43)         (.52)      (.56)             --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $      31.17    $   33.48    $    30.78  $   30.32      $    29.50
                                                      =====================================================================
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           (4.05)%      10.22%         3.28%      4.69%          (1.67)%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)               $     45,823    $  53,548    $   63,781  $  84,724      $  100,995
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $     50,300    $  59,238    $   73,030  $  94,553      $   80,924
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         2.08%        0.94%         1.40%      1.60%           1.29%
Total expenses 5                                              1.47%        1.47%         1.46%      1.46%           1.34%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                      1.17%        1.10%         1.17%      1.23%           0.99%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        101%         147%           74%        61%            118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

       Six Months Ended February 29, 2008      1.77%
       Year Ended August 31, 2007              1.84%
       Year Ended August 31, 2006              1.75%
       Year Ended August 31, 2005              1.69%
       Period Ended August 31, 2004            1.54%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                           YEAR ENDED AUGUST 31,
CLASS B                                                (UNAUDITED)          2007               2006          2005           2004 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $      33.26       $   30.58       $    30.12      $  29.32       $    30.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .20 2           .04 2            .18 2         .23 2            .10
Net realized and unrealized gain (loss)                      (1.65)           2.81              .56           .90             (.78)
                                                      ------------------------------------------------------------------------------
Total from investment operations                             (1.45)           2.85              .74          1.13             (.68)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.71)           (.17)            (.27)         (.33)              --
Tax return of capital distribution from net
realized income                                                 --              --             (.01)           --               --
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.71)           (.17)            (.28)         (.33)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $      31.10       $   33.26       $    30.58      $  30.12       $    29.32
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           (4.43)%          9.35%            2.46%         3.88%           (2.27)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)              $     64,087       $  72,163       $   76,285      $ 92,317       $  100,646
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $     69,238       $  75,560       $   84,876      $ 97,514       $   81,999
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         1.26%           0.12%            0.59%         0.78%            0.49%
Total expenses 5                                              2.26%           2.27%            2.25%         2.26%            2.12%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                         1.96%           1.90%            1.96%         2.03%            1.77%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        101%            147%              74%           61%             118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

          Six Months Ended February 29, 2008       2.56%
          Year Ended August 31, 2007               2.64%
          Year Ended August 31, 2006               2.54%
          Year Ended August 31, 2005               2.49%
          Period Ended August 31, 2004             2.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                         ENDED
                                                             FEBRUARY 29, 2008                              YEAR ENDED AUGUST 31,
CLASS C                                                            (UNAUDITED)        2007        2006          2005       2004 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $    33.37    $  30.65    $  30.13      $  29.33     $  30.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                      .21 2       .06 2       .20 2         .26 2        .09
Net realized and unrealized gain (loss)                                  (1.66)       2.81         .55           .88         (.76)
                                                                    ----------------------------------------------------------------
Total from investment operations                                         (1.45)       2.87         .75          1.14         (.67)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      (.70)       (.15)       (.21)         (.34)          --
Tax return of capital distribution from net realized income                --           --        (.02)           --           --
                                                                    ----------------------------------------------------------------
Total dividends and/or distributions to shareholders                      (.70)       (.15)       (.23)         (.34)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $    31.22    $  33.37    $  30.65      $  30.13     $  29.33
                                                                    ================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       (4.40)%      9.36%       2.51%         3.90%       (2.23)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                            $   22,690    $ 26,562    $ 31,681      $ 49,066     $ 69,188
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $   25,106    $ 29,423    $ 39,713      $ 60,338     $ 54,330
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                     1.31%       0.18%       0.67%         0.88%        0.50%
Total expenses 5                                                          2.23%       2.24%       2.22%         2.23%        2.08%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                       1.93%       1.87%       1.93%         2.00%        1.73%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    101%        147%         74%           61%         118%

1. For the period from November 10, 2003 (commencement of operations) to August 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Six Months Ended February 29, 2008               2.53%
        Year Ended August 31, 2007                       2.61%
        Year Ended August 31, 2006                       2.51%
        Year Ended August 31, 2005                       2.46%
        Period Ended August 31, 2004                     2.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund II(R) (the "Fund"), a series of Oppenheimer Principal Protected Trust II, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     Shares of the Fund were offered during the Offering Period (November 10, 2003 to February 27, 2004). Shares are not offered during the Warranty Period (March 3, 2004 to March 3, 2011) to the Maturity Date (March 3, 2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund(R) (the "Underlying Fund") and certain U.S. government securities. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

     During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period.

     The Fund offered Class A, Class B and Class C shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the "Warranty Amount"). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being

            27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.

     The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the "Warranty Provider's" parent company), the United States Government, the Manager, or any other entity or person.

     The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the Underlying Fund. For the Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations.

     Long term debt instruments having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, or amortized cost, which approximates market value.

     Securities held by the Fund and/or an Underlying Fund for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund and/or Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Fund and, when applicable, Underlying Fund's Board of Trustees.

            28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund.
The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

            29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will utilize $2,812,147 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund utilized $3,047,954 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

               EXPIRING
               ------------------------------
               2013            $      314,553
               2014                 2,497,594
                               --------------
               Total           $    2,812,147
                               ==============

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

               Federal tax cost of securities     $  154,509,602
                                                  ===============

               Gross unrealized appreciation      $    1,640,506
               Gross unrealized depreciation            (527,515)
                                                  ---------------
               Net unrealized appreciation        $    1,112,991
                                                  ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

            30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

            31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      SIX MONTHS ENDED FEBRUARY 29, 2008         YEAR ENDED AUGUST 31, 2007
                                              SHARES              AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                              --      $           --            5,130    $      157,944 1
Dividends and/or distributions
reinvested                                    43,846           1,405,859           23,748           767,522
Redeemed                                    (173,231)         (5,663,508)        (501,362)      (16,369,770)
                                            -------------------------------------------------------------------
Net decrease                                (129,385)     $   (4,257,649)        (472,484)   $  (15,444,304)
                                            ===================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Dividends and/or distributions
reinvested                                    44,432      $    1,422,793           12,250    $      396,846
Redeemed                                    (153,621)         (4,952,656)        (336,788)      (10,953,021)
                                            -------------------------------------------------------------------
Net decrease                                (109,189)     $   (3,529,863)        (324,538)   $  (10,556,175)
                                            ===================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Dividends and/or distributions
reinvested                                    15,791      $      507,374            4,089    $      132,430
Redeemed                                     (84,919)         (2,744,865)        (241,798)       (7,844,742)
                                            -------------------------------------------------------------------
Net decrease                                 (69,128)     $   (2,237,491)        (237,709)   $   (7,712,312)
                                            ===================================================================

1. Result of a broker correction to a shareholder transaction.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                                              PURCHASES                 SALES
---------------------------------------------------------------------------------------------
Investment securities                                      $ 54,250,626          $ 95,636,365
U.S. government and government agency obligations            89,552,078            52,560,100

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of the Underlying Fund) is, on average, less than 10% of net assets. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee

            32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than extraordinary expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $60,394 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date

            33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B and Class C shares were $2,435,460 and $841,699, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                   CLASS A            CLASS B            CLASS C
                                 CLASS A        CONTINGENT         CONTINGENT         CONTINGENT
                               FRONT-END          DEFERRED           DEFERRED           DEFERRED
                           SALES CHARGES     SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS                   RETAINED BY       RETAINED BY        RETAINED BY        RETAINED BY
ENDED                        DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 29, 2008                   $ --           $ 1,130           $ 74,733               $ --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 29, 2008, the Manager reimbursed the Fund $213,278 for such Underlying Fund expenses.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $1,698 for IMMF management fees.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays

            34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $22,367,430. Collateral of $22,585,458 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

            35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q.
The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

            36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND
(UNDERLYING FUND) FEBRUARY 29, 2008/UNAUDITED

    39   Statement of Investments

    49   Statement of Assets and Liabilities

    51   Statement of Operations

    53   Statements of Changes in Net Assets

    54   Financial Highlights

    59   Notes to Financial Statements

            38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

                                                             SHARES                   VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.6%
--------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
American Axle & Manufacturing Holdings, Inc.                   29,400           $        578,592
--------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 1                                           81,600                    921,264
--------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                  16,100                    803,390
--------------------------------------------------------------------------------------------------
Gentex Corp.                                                   44,800                    722,176
--------------------------------------------------------------------------------------------------
Lear Corp. 2                                                  114,100                  3,146,878
                                                                                ------------------
                                                                                       6,172,300

AUTOMOBILES--0.0%
Thor Industries, Inc.                                          30,900                    941,832
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
DeVry, Inc.                                                    29,800                  1,309,412
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Chipotle Mexican  Grill, Inc., Cl. B 1,2                       43,733                  3,757,539
--------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                        67,500                  1,496,475
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                             529,100                 18,227,495
                                                                                ------------------
                                                                                      23,481,509

HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A                                48,800                    918,416
--------------------------------------------------------------------------------------------------
Black & Decker Corp. 1                                            200                     13,754
--------------------------------------------------------------------------------------------------
KB Home                                                        50,100                  1,198,893
--------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                         210,700                  3,921,127
--------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 2                                      20,500                  1,463,905
--------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                   8,000                  4,325,440
--------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                             352,400                  4,771,496
--------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The) 1                                     33,000                    933,570
--------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                            116,700                  2,032,914
--------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 2                                         180,100                  3,819,921
                                                                                ------------------
                                                                                      23,399,436

INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc. 2                                            291,400                 18,786,558
--------------------------------------------------------------------------------------------------
Expedia, Inc. 2                                                88,000                  2,017,840
                                                                                ------------------
                                                                                      20,804,398

LEISURE EQUIPMENT & PRODUCTS--0.0%
Polaris Industries, Inc. 1                                     22,900                    874,322
--------------------------------------------------------------------------------------------------
MEDIA--4.2%
CBS Corp., Cl. B                                               66,300                  1,512,966
--------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                          1,724,500                 55,184,000
--------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                        551,000                 10,766,540
--------------------------------------------------------------------------------------------------
Dish Network Corp., Cl. A 2                                   447,620                 13,271,933
--------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                              62,900                  1,896,435
--------------------------------------------------------------------------------------------------
Getty Images, Inc. 2                                           39,100                  1,257,456
--------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 2                              380,630                 14,311,688
--------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                       361,000                  6,646,010
--------------------------------------------------------------------------------------------------
Scholastic Corp. 2                                             26,900                    938,003
--------------------------------------------------------------------------------------------------
Time Warner, Inc.                                           8,833,940                137,897,803
--------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                       1,476,838                 58,704,311
--------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                       2,738,400                 88,751,544
                                                                                ------------------
                                                                                     391,138,689

MULTILINE RETAIL--0.4%
Big Lots, Inc. 1,2                                            135,800                  2,288,230
--------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 2                                    139,600                  3,745,468
--------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                    191,800                  3,672,970
--------------------------------------------------------------------------------------------------
Macy's, Inc.                                                  265,500                  6,552,540
--------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                      217,600                 20,806,912
                                                                                ------------------
                                                                                      37,066,120

SPECIALTY RETAIL--1.2%
AutoNation, Inc. 2                                            237,500                  3,460,375
--------------------------------------------------------------------------------------------------
AutoZone, Inc. 1,2                                             40,700                  4,683,756
--------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                            623,200                 26,803,832
--------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                             16,800                    762,720
--------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                             1,956,910                 39,470,875
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                            1,110,800                 29,491,740

            39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Men's Wearhouse, Inc.  (The)                                   40,100           $        923,904
--------------------------------------------------------------------------------------------------
Office Depot, Inc. 2                                          106,300                  1,208,631
--------------------------------------------------------------------------------------------------
RadioShack Corp. 1                                            207,200                  3,615,640
                                                                                ------------------
                                                                                     110,421,473

--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Deckers Outdoor Corp. 2                                         6,300                    697,032
--------------------------------------------------------------------------------------------------
Fossil, Inc. 1,2                                               62,400                  2,008,032
--------------------------------------------------------------------------------------------------
Iconix Brand Group, Inc. 2                                     43,200                    897,696
--------------------------------------------------------------------------------------------------
Liz Claiborne, Inc. 1                                          58,600                  1,041,908
--------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A 1                               54,900                  3,414,231
--------------------------------------------------------------------------------------------------
Warnaco Group, Inc.  (The) 2                                   26,800                  1,006,608
                                                                                ------------------
                                                                                       9,065,507

CONSUMER STAPLES--4.4%
--------------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Anheuser-Busch Cos., Inc.                                     201,700                  9,498,053
--------------------------------------------------------------------------------------------------
Central European Distribution Corp. 2                          17,000                    989,060
--------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                         1,129,600                 66,036,416
--------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 2                            74,600                  1,433,066
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                 546,790                 38,034,712
                                                                                ------------------
                                                                                     115,991,307

FOOD & STAPLES RETAILING--0.8%
Casey's General Stores, Inc.                                   29,300                    733,965
--------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                            614,400                 24,809,472
--------------------------------------------------------------------------------------------------
Kroger Co. (The)                                            1,377,610                 33,407,043
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                         291,900                 14,475,321
                                                                                ------------------
                                                                                      73,425,801

--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.0%
Chiquita Brands International, Inc. 1,2                        40,500                    829,035
--------------------------------------------------------------------------------------------------
Darling International, Inc. 2                                  72,000                  1,000,800
--------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                                25,900                    860,139
                                                                                ------------------
                                                                                       2,689,974

--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co.  (The)                                 2,030,285                134,364,261
--------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Chattem, Inc. 1,2                                              12,400                    965,960
--------------------------------------------------------------------------------------------------
Herbalife Ltd.                                                  6,300                    263,529
                                                                                ------------------
                                                                                       1,229,489

--------------------------------------------------------------------------------------------------
TOBACCO--0.9%
Altria Group, Inc.                                          1,186,300                 86,765,982
--------------------------------------------------------------------------------------------------
Universal Corp.                                                17,200                    978,852
                                                                                ------------------
                                                                                      87,744,834

--------------------------------------------------------------------------------------------------
ENERGY--16.1%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
Baker Hughes, Inc.                                            113,900                  7,664,331
--------------------------------------------------------------------------------------------------
Diamond Offshore  Drilling, Inc.                              199,200                 24,069,336
--------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 2                                     45,000                  1,533,150
--------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 2                                              19,200                    898,176
--------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                      48,500                  2,902,240
--------------------------------------------------------------------------------------------------
FMC Technologies, Inc. 2                                       35,700                  2,022,762
--------------------------------------------------------------------------------------------------
Global Industries Ltd. 2                                       57,700                  1,062,257
--------------------------------------------------------------------------------------------------
Halliburton Co.                                             1,194,600                 45,753,180
--------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 2                                     19,600                    933,940
--------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                     88,600                  2,102,478
--------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                           1,661,600                143,645,320
--------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 2                                         8,100                    777,519
--------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                36,600                  2,055,090

            40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Transocean, Inc.                                              206,200           $     28,973,162
                                                                                ------------------
                                                                                     264,392,941

--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--13.3%
Anadarko Petroleum Corp.                                      665,500                 42,418,970
--------------------------------------------------------------------------------------------------
Apache Corp.                                                  211,900                 24,307,049
--------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                       531,400                 24,029,908
--------------------------------------------------------------------------------------------------
Chevron Corp.                                               2,442,860                211,698,248
--------------------------------------------------------------------------------------------------
ConocoPhillips                                              1,928,796                159,530,717
--------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                            25,600                  1,945,088
--------------------------------------------------------------------------------------------------
Devon Energy Corp.                                            241,600                 24,817,152
--------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                           230,700                 27,450,993
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                           5,660,196                492,493,654
--------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                             41,200                  1,471,252
--------------------------------------------------------------------------------------------------
Hess Corp.                                                    249,800                 23,276,364
--------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                            451,900                 24,023,004
--------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 2                                         44,600                  1,236,758
--------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                               22,800                  1,832,664
--------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                             63,600                  4,922,640
--------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  1,308,600                101,246,382
--------------------------------------------------------------------------------------------------
Stone Energy Corp. 2                                           21,300                  1,081,188
--------------------------------------------------------------------------------------------------
Valero Energy Corp.                                         1,075,800                 62,148,966
--------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                              362,600                 22,376,046
                                                                                ------------------
                                                                                   1,252,307,043

--------------------------------------------------------------------------------------------------
FINANCIALS--18.9%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Ameriprise Financial, Inc.                                      5,400                    273,456
--------------------------------------------------------------------------------------------------
Apollo Investment  Corp. 1                                     62,500                    968,750
--------------------------------------------------------------------------------------------------
Charles Schwab Corp. (The)                                    900,500                 17,658,805
--------------------------------------------------------------------------------------------------
FCStone Group, Inc. 2                                          21,900                  1,021,416
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                             1,057,700                179,417,651
--------------------------------------------------------------------------------------------------
Invesco Ltd.                                                  111,300                  2,850,393
--------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                     161,400                  3,909,108
--------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                            57,900                    928,137
--------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                593,200                 30,247,268
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                     989,092                 49,019,400
--------------------------------------------------------------------------------------------------
Morgan Stanley                                              1,495,938                 63,008,909
--------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                   39,800                    921,768
--------------------------------------------------------------------------------------------------
State Street Corp.                                            116,600                  9,158,930
                                                                                ------------------
                                                                                     359,383,991

--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
U.S. Bancorp                                                1,315,270                 42,114,945
--------------------------------------------------------------------------------------------------
Wachovia Corp. 1                                            3,618,010                110,783,466
--------------------------------------------------------------------------------------------------
Wells Fargo & Co. 1                                         2,749,720                 80,374,316
                                                                                ------------------
                                                                                     233,272,727

--------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Capital One Financial Corp. 1                                 638,100                 29,371,743
--------------------------------------------------------------------------------------------------
Cash America International, Inc.                               27,300                    883,428
--------------------------------------------------------------------------------------------------
Discover Financial Services 1                                 114,169                  1,722,810
                                                                                ------------------
                                                                                      31,977,981

--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.1%
Bank of America Corp.                                       5,486,939                218,050,956
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                             6,070,346                143,927,904
--------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        5,249,296                213,383,882
--------------------------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 2                                 52,400                  2,175,124
                                                                                ------------------
                                                                                     577,537,866

--------------------------------------------------------------------------------------------------
INSURANCE--6.0%
ACE Ltd.                                                      276,900                 15,572,856
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                733,100                 34,990,863
--------------------------------------------------------------------------------------------------
American International Group, Inc.                          3,936,505                184,464,624

            41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------
INSURANCE Continued
Aon Corp.                                                     974,400           $     40,544,784
--------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 2                                      19,600                  1,342,208
--------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                  38,600                  1,117,084
--------------------------------------------------------------------------------------------------
Assurant, Inc.                                                 58,800                  3,677,940
--------------------------------------------------------------------------------------------------
Assured Guaranty Ltd. 1                                        40,500                  1,038,825
--------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                     46,600                  1,718,142
--------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                           55,700                  1,603,603
--------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 2                               7,300                 34,123,850
--------------------------------------------------------------------------------------------------
Chubb Corp.                                                 1,257,700                 64,016,930
--------------------------------------------------------------------------------------------------
CNA Financial Corp.                                            39,100                  1,042,015
--------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                            17,800                    536,848
--------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                              31,400                  1,234,020
--------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                          19,200                  1,860,096
--------------------------------------------------------------------------------------------------
First American Corp.  (The) 1                                 110,100                  3,834,783
--------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                               605,200                 14,028,536
--------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                 267,000                 18,663,300
--------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                   53,200                  1,279,992
--------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                              34,700                    941,064
--------------------------------------------------------------------------------------------------
Lincoln National Corp.                                         36,000                  1,839,960
--------------------------------------------------------------------------------------------------
Loews Corp.                                                   590,090                 24,689,366
--------------------------------------------------------------------------------------------------
Max Capital Group Ltd.                                         21,100                    585,314
--------------------------------------------------------------------------------------------------
Mercury General Corp.                                          13,200                    601,920
--------------------------------------------------------------------------------------------------
MetLife, Inc.                                                 305,600                 17,804,256
--------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                     26,100                  1,076,625
--------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                      14,600                    528,228
--------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                        24,600                  1,891,494
--------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 1                                      5,800                     66,004
--------------------------------------------------------------------------------------------------
ProAssurance Corp. 2                                           17,000                    903,890
--------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                    318,500                 23,240,945
--------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                             10,400                    568,984
--------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                    29,600                  1,625,040
--------------------------------------------------------------------------------------------------
Safeco Corp.                                                   33,300                  1,540,458
--------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                 25,700                  1,261,613
--------------------------------------------------------------------------------------------------
Torchmark Corp.                                                28,900                  1,741,514
--------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                  1,178,113                 54,676,224
--------------------------------------------------------------------------------------------------
UnumProvident Corp.                                           116,100                  2,659,851
--------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                         51,900                  1,871,514
                                                                                ------------------
                                                                                     566,805,563

--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 1                             156,000                  5,508,360
--------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                                       17,500                  1,336,825
--------------------------------------------------------------------------------------------------
HEALTH CARE--9.0%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Amgen, Inc. 2                                                 806,600                 36,716,432
--------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 2                                           582,000                 33,965,520
--------------------------------------------------------------------------------------------------
Genentech, Inc. 2                                             311,500                 23,596,125
--------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1,2                                   8,800                    316,360
                                                                                ------------------
                                                                                      94,594,437

--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Baxter International, Inc.                                    763,800                 45,079,476
--------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                57,400                  2,833,264
                                                                                ------------------
                                                                                      47,912,740

--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                                 1,283,600                 63,666,560
--------------------------------------------------------------------------------------------------
Amedisys, Inc. 2                                               17,500                    748,650
--------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 2                                             26,500                    954,000
--------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                        86,400                  3,604,608
--------------------------------------------------------------------------------------------------
Centene Corp. 1,2                                              44,400                    795,648
--------------------------------------------------------------------------------------------------
CIGNA Corp.                                                   182,600                  8,140,308

            42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Coventry Health Care, Inc. 2                                   69,400           $      3,599,778
--------------------------------------------------------------------------------------------------
Express Scripts, Inc. 2                                       611,700                 36,151,470
--------------------------------------------------------------------------------------------------
Health Net, Inc. 2                                             91,900                  4,038,086
--------------------------------------------------------------------------------------------------
Healthspring, Inc. 2                                           24,300                    426,465
--------------------------------------------------------------------------------------------------
Humana, Inc. 2                                                359,400                 24,557,802
--------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                       78,800                  2,561,000
--------------------------------------------------------------------------------------------------
McKesson Corp.                                                406,100                 23,862,436
--------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                949,700                 42,081,207
--------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                140,100                  2,939,298
--------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                    1,971,994                 91,658,281
--------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                           1,167,872                 81,844,470
                                                                                ------------------
                                                                                     391,630,067

--------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Applera Corp./Applied Biosystems Group                         72,200                  2,433,862
--------------------------------------------------------------------------------------------------
Invitrogen Corp. 2                                             52,500                  4,435,725
                                                                                ------------------
                                                                                       6,869,587

--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.2%
Abbott Laboratories                                            90,300                  4,835,565
--------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                         107,000                  2,809,820
--------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                                   349,000                 13,879,730
--------------------------------------------------------------------------------------------------
Johnson & Johnson                                           2,305,044                142,820,526
--------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                                  363,700                  3,855,220
--------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                             797,010                 35,307,543
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                3,714,792                 82,765,566
--------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 2                                          17,600                    364,320
--------------------------------------------------------------------------------------------------
Wyeth                                                         367,200                 16,017,264
                                                                                ------------------
                                                                                     302,655,554

--------------------------------------------------------------------------------------------------
INDUSTRIALS--10.6%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
AAR Corp. 2                                                    28,700                    743,043
--------------------------------------------------------------------------------------------------
Boeing Co.                                                    651,900                 53,970,801
--------------------------------------------------------------------------------------------------
Ceradyne, Inc. 2                                               19,900                    619,089
--------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                         25,500                  1,430,295
--------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 2                                 15,400                    806,960
--------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                 857,200                 49,323,288
--------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc. 1                           311,050                 33,061,505
--------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                        641,070                 50,394,513
--------------------------------------------------------------------------------------------------
Raytheon Co.                                                  682,200                 44,233,848
--------------------------------------------------------------------------------------------------
TransDigm Group, Inc. 2                                        19,900                    773,314
--------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1                                          16,300                    922,417
--------------------------------------------------------------------------------------------------
United Technologies Corp.                                     897,100                 63,254,521
                                                                                ------------------
                                                                                     299,533,594

--------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Continental Airlines, Inc., Cl. B 2                           156,200                  3,776,916
--------------------------------------------------------------------------------------------------
JetBlue Airways Corp. 2                                       142,000                    773,900
--------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 2                                     86,242                  1,158,230
--------------------------------------------------------------------------------------------------
SkyWest, Inc. 1                                                41,400                    915,768
--------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                        220,400                  2,702,104
--------------------------------------------------------------------------------------------------
UAL Corp. 1                                                    73,400                  2,224,020
                                                                                ------------------
                                                                                      11,550,938

--------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
USG Corp. 1,2                                                  94,500                  3,215,835
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
ChoicePoint, Inc. 2                                            27,200                  1,316,480
--------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                             6,000                    243,660
--------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 2                                             16,800                  1,035,720
--------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                    70,500                    501,960
--------------------------------------------------------------------------------------------------
Manpower, Inc.                                                 28,800                  1,632,960
--------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                          31,200                    930,696
--------------------------------------------------------------------------------------------------
Robert Half International, Inc.                               112,400                  3,029,180

            43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Steelcase, Inc., Cl. A                                         46,500           $        659,370
--------------------------------------------------------------------------------------------------
United Stationers, Inc. 2                                      14,400                    710,784
--------------------------------------------------------------------------------------------------
Waste Management, Inc.                                        131,600                  4,320,428
--------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                    18,100                    960,205
                                                                                ------------------
                                                                                      15,341,443

CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 2                                            40,000                    963,600
--------------------------------------------------------------------------------------------------
Fluor Corp.                                                    12,474                  1,737,005
--------------------------------------------------------------------------------------------------
KBR, Inc. 2                                                    62,500                  2,083,125
--------------------------------------------------------------------------------------------------
Perini Corp. 2                                                 27,200                  1,019,456
--------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 2                                       26,100                  1,680,318
--------------------------------------------------------------------------------------------------
URS Corp. 2                                                    30,600                  1,232,568
                                                                                ------------------
                                                                                       8,716,072

ELECTRICAL EQUIPMENT--0.2%
Acuity Brands, Inc.                                            24,900                  1,105,809
--------------------------------------------------------------------------------------------------
Belden, Inc.                                                   21,800                    856,740
--------------------------------------------------------------------------------------------------
Emerson Electric Co.                                          182,600                  9,305,296
--------------------------------------------------------------------------------------------------
GrafTech International Ltd. 2                                  62,300                    998,046
--------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                             13,300                    491,036
--------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                             26,300                    958,109
--------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                         74,800                  3,003,220
--------------------------------------------------------------------------------------------------
Woodward Governor Co.                                          24,500                    699,965
                                                                                ------------------
                                                                                      17,418,221

INDUSTRIAL CONGLOMERATES--4.8%
3M Co.                                                        770,600                 60,415,040
--------------------------------------------------------------------------------------------------
General Electric Co.                                        9,470,884                313,865,096
--------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                 14,900                    842,595
--------------------------------------------------------------------------------------------------
Textron, Inc.                                                 214,300                 11,608,631
--------------------------------------------------------------------------------------------------
Tyco International Ltd.                                     1,672,925                 67,017,376
--------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                        26,000                  1,420,380
                                                                                ------------------
                                                                                     455,169,118

--------------------------------------------------------------------------------------------------
MACHINERY--2.0%
Actuant Corp., Cl. A                                           33,300                    895,104
--------------------------------------------------------------------------------------------------
Barnes Group, Inc.                                             31,600                    718,584
--------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 1                                      41,500                    741,605
--------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                             865,200                 62,579,916
--------------------------------------------------------------------------------------------------
Cummins, Inc.                                                 325,000                 16,373,500
--------------------------------------------------------------------------------------------------
Deere & Co.                                                   307,200                 26,176,512
--------------------------------------------------------------------------------------------------
Eaton Corp.                                                   238,600                 19,238,318
--------------------------------------------------------------------------------------------------
IDEX Corp.                                                     22,300                    672,568
--------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                              373,700                 15,643,082
--------------------------------------------------------------------------------------------------
Paccar, Inc.                                                  133,700                  5,799,906
--------------------------------------------------------------------------------------------------
Parker-Hannifin Corp. 1                                       514,530                 33,254,074
--------------------------------------------------------------------------------------------------
Pentair, Inc.                                                  22,100                    720,902
--------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                          29,000                    987,450
--------------------------------------------------------------------------------------------------
SPX Corp.                                                       7,500                    767,250
--------------------------------------------------------------------------------------------------
Timken Co.                                                     30,900                    931,017
--------------------------------------------------------------------------------------------------
Toro Co. (The)                                                 12,200                    587,796
                                                                                ------------------
                                                                                     186,087,584

--------------------------------------------------------------------------------------------------
MARINE--0.0%
TBS International Ltd., Cl. A 1,2                              26,900                    926,436
--------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                          32,400                    895,536
--------------------------------------------------------------------------------------------------
United Rentals, Inc. 2                                         52,000                  1,045,200
                                                                                ------------------
                                                                                       1,940,736

--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.9%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.7%
Blue Coat Systems, Inc. 2                                      35,600                    835,888
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                       7,076,400                172,451,868
--------------------------------------------------------------------------------------------------
CommScope, Inc. 2                                              91,600                  3,836,208
--------------------------------------------------------------------------------------------------
EchoStar Holding Corp. 2                                       89,524                  3,586,331
--------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 2                                      212,200                  2,518,814
--------------------------------------------------------------------------------------------------
Harmonic, Inc. 2                                              103,200                    919,512
--------------------------------------------------------------------------------------------------
Harris Corp.                                                   36,600                  1,787,178
--------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 2                                      852,074                 22,852,625

            44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                               SHARES                      VALUE
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Motorola, Inc.                                              1,248,900           $     12,451,533
--------------------------------------------------------------------------------------------------
Plantronics, Inc.                                              50,800                    958,088
--------------------------------------------------------------------------------------------------
QUALCOMM, Inc. 1                                            5,151,275                218,259,522
--------------------------------------------------------------------------------------------------
Tellabs, Inc. 1,2                                             277,700                  1,827,266
                                                                                ------------------
                                                                                     442,284,833

--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.0%
Apple, Inc. 2                                               1,059,100                132,408,682
--------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                        180,300                  1,386,507
--------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                2,139,800                 42,475,030
--------------------------------------------------------------------------------------------------
EMC Corp. 2                                                 1,756,700                 27,299,118
--------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                         5,682,200                271,438,694
--------------------------------------------------------------------------------------------------
International Business Machines Corp.                       1,927,200                219,430,992
--------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 2                          112,900                  3,729,087
--------------------------------------------------------------------------------------------------
NCR Corp. 2                                                   167,400                  3,709,584
--------------------------------------------------------------------------------------------------
Network Appliance, Inc. 2                                     207,900                  4,494,798
--------------------------------------------------------------------------------------------------
SanDisk Corp. 2                                                88,900                  2,093,595
--------------------------------------------------------------------------------------------------
Seagate Technology 1                                        1,589,420                 34,283,789
--------------------------------------------------------------------------------------------------
Teradata Corp. 2                                              105,200                  2,654,196
--------------------------------------------------------------------------------------------------
Western Digital Corp. 2                                        83,300                  2,571,471
                                                                                ------------------
                                                                                     747,975,543

--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 2                                1,102,200                 33,738,342
--------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 2                                     116,300                  3,792,543
--------------------------------------------------------------------------------------------------
Avnet, Inc. 2                                                 123,100                  4,149,701
--------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 2                                  26,400                    443,520
--------------------------------------------------------------------------------------------------
Molex, Inc.                                                    56,000                  1,261,680
--------------------------------------------------------------------------------------------------
Plexus Corp. 2                                                 22,900                    567,233
--------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 2                               24,900                    980,313
                                                                                ------------------
                                                                                      44,933,332

--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
Bankrate, Inc. 1,2                                             20,200                    853,652
--------------------------------------------------------------------------------------------------
eBay, Inc. 2                                                1,943,100                 51,220,116
--------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                         268,200                126,370,476
--------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                            30,200                    972,440
--------------------------------------------------------------------------------------------------
Sohu.com, Inc. 2                                               20,600                    928,648
                                                                                ------------------
                                                                                     180,345,332

--------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Accenture Ltd., Cl. A                                       1,578,500                 55,642,125
--------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                               989,400                 39,526,530
--------------------------------------------------------------------------------------------------
Computer Sciences Corp. 2                                      99,500                  4,323,275
--------------------------------------------------------------------------------------------------
Convergys Corp. 2                                              55,400                    799,976
--------------------------------------------------------------------------------------------------
CyberSource Corp. 2                                            49,400                    721,734
--------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                          53,600                  3,765,936
--------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                               1,888,700                 32,712,284
--------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 2                                      11,300                    244,080
--------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 2                                      79,000                  3,117,340
--------------------------------------------------------------------------------------------------
SAIC, Inc. 2                                                   73,400                  1,399,004
--------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1,2                                    47,400                    978,810
                                                                                ------------------
                                                                                     143,231,094

--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.                                                 2,069,900                 30,427,530
--------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A  2                             13,600                    453,152
                                                                                ------------------
                                                                                      30,880,682

--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Analog Devices, Inc.                                          381,300                 10,264,596
--------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                     3,045,900                 58,389,903
--------------------------------------------------------------------------------------------------
Atmel Corp.  2                                                288,100                    936,325
--------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A  2                                      138,000                  2,609,580
--------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 2                                  87,500                  1,902,250
--------------------------------------------------------------------------------------------------
Intel Corp.                                                 8,395,800                167,496,210
--------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                         140,300                  3,264,781

            45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
KLA-Tencor Corp.                                                          62,700       $   2,634,027
------------------------------------------------------------------------------------------------------
Lam Research Corp. 2                                                      71,800           2,889,232
------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                                        550,100          41,961,628
------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                   155,000           3,422,400
------------------------------------------------------------------------------------------------------
NVIDIA Corp. 2                                                         2,025,900          43,334,001
------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                         65,700           1,042,002
------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                                     199,700             956,563
------------------------------------------------------------------------------------------------------
Semtech Corp. 2                                                           78,400             998,816
------------------------------------------------------------------------------------------------------
Sigma Designs, Inc. 2                                                     27,400             806,930
------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.                                                31,200             965,640
------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 2                                               111,200             918,512
------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                2,905,200          87,039,792
------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 2                        101,900           3,442,182
------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                             203,500           4,550,260
                                                                                       ---------------
                                                                                         439,825,630

------------------------------------------------------------------------------------------------------
SOFTWARE--5.3%
Activision, Inc. 2                                                       163,900           4,466,275
------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 2                                                    915,900          30,820,035
------------------------------------------------------------------------------------------------------
Advent Software, Inc. 2                                                   20,400             916,776
------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                           46,000           1,719,020
------------------------------------------------------------------------------------------------------
Autodesk, Inc. 2                                                         119,100           3,702,819
------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 2                                                      342,000           6,521,940
------------------------------------------------------------------------------------------------------
BMC Software, Inc. 2                                                     154,000           4,971,120
------------------------------------------------------------------------------------------------------
CA, Inc.                                                                 411,800           9,421,984
------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                                           252,400           2,680,488
------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 2                                 100,900           2,211,728
------------------------------------------------------------------------------------------------------
Compuware Corp. 2                                                        420,400           3,346,384
------------------------------------------------------------------------------------------------------
Macrovision Corp. 1,2                                                     22,200             339,438
------------------------------------------------------------------------------------------------------
McAfee, Inc. 2                                                           121,700           4,048,959
------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 2                                                    79,800           2,556,792
------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       11,101,054         302,170,690
------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 2                                              11,400             758,328
------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 2                                           27,400             797,340
------------------------------------------------------------------------------------------------------
Novell, Inc. 2                                                           542,000           4,037,900
------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                         3,029,800          56,960,240
------------------------------------------------------------------------------------------------------
Quest Software, Inc. 2                                                    53,500             761,305
------------------------------------------------------------------------------------------------------
Red Hat, Inc. 2                                                            9,200             164,036
------------------------------------------------------------------------------------------------------
Sybase, Inc. 2                                                            59,800           1,591,876
------------------------------------------------------------------------------------------------------
Symantec Corp. 2                                                       2,923,800          49,236,792
------------------------------------------------------------------------------------------------------
Synopsys, Inc. 2                                                          97,800           2,269,938
------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 2                                                   114,400             806,520
                                                                                       ---------------
                                                                                         497,278,723

------------------------------------------------------------------------------------------------------
MATERIALS--4.2%
------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Ashland, Inc.                                                             28,500           1,258,845
------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                              21,100           2,575,888
------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                    23,000           1,317,440
------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                   653,300          24,622,877
------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                            53,300             976,456
------------------------------------------------------------------------------------------------------
Monsanto Co.                                                             524,400          60,662,592
------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 2                                                       247,470          27,543,411
------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                           11,900             796,705
------------------------------------------------------------------------------------------------------
OM Group, Inc. 2                                                          17,300           1,047,169
------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                       36,000           1,281,240
------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                86,500           3,910,665
------------------------------------------------------------------------------------------------------
Zep, Inc.                                                                  2,550              40,035
                                                                                       ---------------
                                                                                         126,033,323

------------------------------------------------------------------------------------------------------
CONTAINERS & Packaging--0.0%
Greif, Inc., Cl. A                                                        11,600             758,524
------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                                    35,700           2,015,265
------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                      35,600             955,148
                                                                                       ---------------
                                                                                           3,728,937

            46 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                                          SHARES               VALUE
------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Holding Corp.                                                    71,800       $   3,778,116
------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                              891,300          33,102,882
------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                43,300           2,720,539
------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                      13,800             785,496
------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                              457,800          46,173,708
------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                      97,300           1,118,950
------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                                     10,500             770,175
------------------------------------------------------------------------------------------------------
Nucor Corp.                                                            1,093,300          70,594,381
------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                             55,900           3,100,214
------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                          15,400           1,008,238
------------------------------------------------------------------------------------------------------
Southern Copper Corp. 1                                                  560,610          63,971,207
------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                335,100          36,341,595
------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 1                                            56,000             985,040
                                                                                       ---------------
                                                                                         264,450,541

------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
AbitibiBowater, Inc. 1                                                    46,800             484,380
------------------------------------------------------------------------------------------------------
Domtar Corp. 2                                                           102,300             651,651
                                                                                       ---------------
                                                                                           1,136,031

------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                             5,239,244         182,482,869
------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                         102,700           3,716,713
------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                             2,682,100          14,483,340
------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             853,100          30,984,592
                                                                                       ---------------
                                                                                         231,667,514

------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                                    1,323,588           9,410,711
------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                            58,300           2,734,270
                                                                                       ---------------
                                                                                          12,144,981

------------------------------------------------------------------------------------------------------
UTILITIES--0.1%
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Mirant Corp. 2                                                            78,800           2,915,600
------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 2                                                        57,900           2,389,533
                                                                                       ---------------
                                                                                           5,305,133

------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Northwest Natural Gas Co.                                                 12,700             533,908
------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                        30,400             948,173
                                                                                       ---------------
                                                                                           1,482,081
                                                                                       ---------------
Total Common Stocks (Cost $ 8,478,429,094)                                             9,348,910,033

------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred
Shares 2,4 (Cost $ 0)                                                    100,000                 150

                                                                           UNITS
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 2                                   485,800              63,154
------------------------------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value Obligation 2,4                                          680,100             224,433
                                                                                       ---------------
Total Rights, Warrants and Certificates (Cost $ 0)                                           287,587

                                                                          SHARES
------------------------------------------------------------------------------------------------------
OTHER SECURITIES--0.0%
------------------------------------------------------------------------------------------------------
Seagate Technology International, Inc. 2,3,4 (Cost $ 0)                  877,600              87,760

------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.7%
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.99% 5,6 (Cost $64,239,217)                                   64,239,217          64,239,217
------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $8,542,668,311)                                                                  9,413,524,747

            47 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                            AMOUNT               VALUE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--5.9% 7
------------------------------------------------------------------------------------------------------

Undivided interest of 35% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,266,667) with Societe Generale, NY Branch, 3.20%,
dated 2/29/08, to be repurchased at $350,093,333 on 3/3/08,
collateralized by U.S. Agency Mortgages, 3.219%-7.50%,
5/20/32-12/1/37, with a value Of $1,020,000,000                       $ 350,000,000    $   350,000,000
--------------------------------------------------------------------------------------------------------
Undivided interest of 5% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of
$1,000,264,167) with Banc of America Securities LLC, 3.17%,
dated 2/29/08, to be repurchased at $50,013,208 on 3/3/08,
collateralized by U.S. Agency Mortgages, 0%-11%, 9/25/09-7/1/37,
with a value Of $1,020,000,000                                           50,000,000         50,000,000
--------------------------------------------------------------------------------------------------------
Undivided interest of 7.92% in joint repurchase agreement (Principal
Amount/Value $2,000,000,000, with a maturity value of
$2,000,530,000) with BNP Paribas Securities Corp., 3.18%, dated
2/29/08, to be repurchased At $158,520,889 on 3/3/08,
collateralized by U.S. Agency Mortgages, 0%-6.50%, 2/1/34-3/1/38,
with a value of $ 2,040,000,000                                         158,478,892        158,478,892
                                                                                       -----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $ 558,478,892)                                                                558,478,892

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 9,101,147,203)                            106.0%     9,972,003,639
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (6.0)      (564,531,408)
                                                                      ----------------------------------
NET ASSETS                                                                    100.0%   $ 9,407,472,231
                                                                      ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 6 of accompanying Notes.

2. Non-income producing security.

3. Escrow shares received as the result of issuer reorganization.

4. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $312,343, which represents less than 0.005% of the Fund's net assets. See Note 5 of accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES            GROSS           GROSS                  SHARES
                                    AUGUST 31, 2007        ADDITIONS      REDUCTIONS       FEBRUARY 29, 2008
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                         --    1,015,177,646     950,938,429              64,239,217

                                                                                                    DIVIDEND
                                                                               VALUE                  INCOME
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                                $  64,239,217            $ 1,087,999

6. Rate shown is the 7-day yield as of February 29, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,036,907,986)                                       $ 9,907,764,422
Affiliated companies (cost $64,239,217)                                                 64,239,217
                                                                                   -----------------
                                                                                     9,972,003,639
----------------------------------------------------------------------------------------------------
Cash                                                                                    11,487,968
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       134,508,741
Interest and dividends                                                                  20,815,828
Shares of capital stock sold                                                             2,759,266
Other                                                                                      553,488
                                                                                   -----------------
Total assets                                                                        10,142,128,930

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                             558,478,892
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  154,650,601
Shares of capital stock redeemed                                                        15,262,326
Distribution and service plan fees                                                       3,638,107
Transfer and shareholder servicing agent fees                                            1,387,270
Shareholder communications                                                               1,030,485
Directors' compensation                                                                    140,391
Other                                                                                       68,627
                                                                                   -----------------
Total liabilities                                                                      734,656,699

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 9,407,472,231
                                                                                   =================

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                               $    2,873,674
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           8,847,474,135
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                       19,617,496
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (333,349,510)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                             870,856,436
                                                                                   -----------------
NET ASSETS                                                                         $ 9,407,472,231
                                                                                   =================

            49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,644,581,622 and 201,626,858 shares of capital stock outstanding)                    $         32.95
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                               $         34.96
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $902,773,987
and 28,275,788 shares of capital stock outstanding)                                    $         31.93
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $907,681,762
and 28,555,350 shares of capital stock outstanding)                                    $         31.79
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $196,899,398
and 6,065,932 shares of capital stock outstanding)                                     $         32.46
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $755,535,462 and 22,843,500 shares of capital stock outstanding)             $         33.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies                                                             $   104,837,192
Affiliated companies                                                                     1,087,999
----------------------------------------------------------------------------------------------------
Interest                                                                                   244,716
----------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                     826,993
----------------------------------------------------------------------------------------------------
Other income                                                                               299,162
                                                                                   -----------------
Total investment income                                                                107,296,062

----------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------

Management fees                                                                         24,759,063
----------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  9,325,005
Class B                                                                                  5,376,504
Class C                                                                                  5,252,611
Class N                                                                                    556,926
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  6,813,291
Class B                                                                                    839,844
Class C                                                                                    893,847
Class N                                                                                    212,584
Class Y                                                                                    102,498
----------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                    618,304
Class B                                                                                    189,587
Class C                                                                                     68,492
Class N                                                                                      7,106
Class Y                                                                                        279
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 98,186
----------------------------------------------------------------------------------------------------
Directors' compensation                                                                     90,208
----------------------------------------------------------------------------------------------------
Administration service fees                                                                    750
----------------------------------------------------------------------------------------------------
Other                                                                                      170,456
                                                                                   -----------------
Total expenses                                                                          55,375,541
Less reduction to custodian expenses                                                       (13,181)
Less waivers and reimbursements of expenses                                                (22,215)
                                                                                   -----------------
Net expenses                                                                            55,340,145

----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   51,955,917

            51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------

Net realized gain on investments from unaffiliated companies                       $    81,113,165
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                (1,449,782,777)

----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $(1,316,713,695)
                                                                                   =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS               YEAR
                                                                                                      ENDED              ENDED
                                                                                          FEBRUARY 29, 2008         AUGUST 31,
                                                                                                (UNAUDITED)               2007
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                     $     51,955,917   $    102,110,196
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               81,113,165      1,447,067,738
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       (1,449,782,777)       151,987,534
                                                                                          -------------------------------------
Net increase (decrease) in net assets resulting from operations                             (1,316,713,695)     1,701,165,468

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                        (85,015,229)       (73,117,391)
Class B                                                                                         (2,988,279)          (984,972)
Class C                                                                                         (3,918,974)        (2,391,155)
Class N                                                                                         (1,895,829)        (1,498,558)
Class Y                                                                                        (13,557,437)       (10,050,408)
                                                                                          -------------------------------------
                                                                                              (107,375,748)       (88,042,484)

-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                       (950,507,888)      (307,631,500)
Class B                                                                                       (140,255,676)       (56,774,032)
Class C                                                                                       (137,226,755)       (45,635,308)
Class N                                                                                        (28,180,560)        (8,621,612)
Class Y                                                                                       (109,217,121)       (28,797,341)
                                                                                          -------------------------------------
                                                                                            (1,365,388,000)      (447,459,793)

-------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                        584,504,448       (477,905,838)
Class B                                                                                        (31,022,966)      (385,057,480)
Class C                                                                                         53,272,507        (95,608,923)
Class N                                                                                         16,381,800          8,020,928
Class Y                                                                                         61,322,417        179,390,811
                                                                                          -------------------------------------
                                                                                               684,458,206       (771,160,502)

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                                   (2,105,019,237)       394,502,689
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         11,512,491,468     11,117,988,779
                                                                                          -------------------------------------
End of period (including accumulated net investment income of
$19,617,496 and $75,037,327, respectively)                                                $  9,407,472,231   $ 11,512,491,468
                                                                                          =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            53 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                FEBRUARY 29, 2008                                                          YEAR ENDED AUGUST 31,
CLASS A                               (UNAUDITED)              2007             2006         2005          2004             2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                              $    43.21        $    39.12        $   36.18    $   32.78    $    29.62       $    27.90
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .21 1             .42 1            .35 1        .47 1         .26              .22
Net realized and unrealized
gain (loss)                                 (4.77)             5.64             2.96         3.34          3.10             1.69
                                       -------------------------------------------------------------------------------------------
Total from investment
operations                                  (4.56)             6.06             3.31         3.81          3.36             1.91
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.47)             (.38)            (.37)        (.41)         (.20)            (.19)
Distributions from net
realized gain                               (5.23)            (1.59)              --           --            --               --
                                       -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (5.70)            (1.97)            (.37)        (.41)         (.20)            (.19)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    32.95        $    43.21        $   39.12    $   36.18    $    32.78      $     29.62
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                    (11.90)%           15.90%            9.19%       11.68%        11.37%            6.93%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                         $6,644,582        $8,015,873        $7,680,186   $7,810,714   $7,384,256      $ 7,033,312
----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                         $7,609,342        $8,183,830        $7,845,096   $7,759,230   $7,521,103      $ 6,310,359
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                        1.08%             1.00%             0.93%        1.36%        0.75%            0.87%
Total expenses                               0.91% 4,5,6       0.89% 4,5,6       0.92% 5      0.92% 5      0.93% 5,7        0.97% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        55%              104%               84%          79%          76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008    0.91%
        Year Ended August 31, 2007            0.89%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                      SIX MONTHS
                                           ENDED
                               FEBRUARY 29, 2008                                                            YEAR ENDED AUGUST 31,
CLASS B                              (UNAUDITED)              2007              2006           2005          2004            2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                             $    41.83        $    37.87        $    34.99     $    31.67    $    28.68      $    27.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                 .06 1             .10 1             .05 1          .20 1        (.21)           (.13)
Net realized and unrealized
gain (loss)                                (4.62)             5.48              2.86           3.21          3.20            1.77
                                      ----------------------------------------------------------------------------------------------
Total from investment
operations                                 (4.56)             5.58              2.91           3.41          2.99            1.64
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.11)             (.03)             (.03)          (.09)           --              --
Distributions from net
realized gain                              (5.23)            (1.59)               --             --            --              --
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (5.34)            (1.62)             (.03)          (.09)           --              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    31.93        $    41.83        $    37.87     $    34.99    $    31.67      $    28.68
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 2                             (12.21)%           15.06%             8.32%         10.79%        10.43%           6.06%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $  902,774        $1,206,240        $1,453,679     $1,968,829    $2,558,206      $2,941,765
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $1,079,721        $1,354,135        $1,685,648     $2,295,269    $2,884,434      $2,964,666
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income (loss)                0.33%             0.24%             0.13%          0.59%        (0.10)%          0.04%
Total expenses                              1.66% 4,5,6       1.65% 4,5,6       1.71% 4        1.72% 4       1.78% 4,7       1.81% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%              104%               84%            79%           76%             94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008      1.66%
        Year Ended August 31, 2007              1.65%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                FEBRUARY 29, 2008                                                           YEAR ENDED AUGUST 31,
CLASS C                               (UNAUDITED)              2007              2006          2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                              $    41.71        $    37.81        $    34.98    $    31.71    $    28.69      $    27.03
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  .06 1             .11 1             .07 1         .21 1        (.03)             --
Net realized and unrealized
gain (loss)                                 (4.60)             5.46              2.85          3.22          3.05            1.66
                                       ---------------------------------------------------------------------------------------------
Total from investment
operations                                  (4.54)             5.57              2.92          3.43          3.02            1.66
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.15)             (.08)             (.09)         (.16)           --              --
Distributions from net
realized gain                               (5.23)            (1.59)               --            --            --              --
                                       ---------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (5.38)            (1.67)             (.09)         (.16)           --              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    31.79        $    41.71        $    37.81    $    34.98    $    31.71       $   28.69
                                       =============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                    (12.21)%           15.09%             8.36%        10.83%        10.53%           6.14%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                         $  907,682        $1,126,093        $1,107,962    $1,206,335    $1,241,930      $1,188,826
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                         $1,055,429        $1,155,527        $1,163,337    $1,250,845    $1,278,659      $1,111,131
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                 0.34%             0.26%             0.18%         0.62%        (0.01)%          0.09%
Total expenses                               1.65% 4,5,6       1.64% 4,5,6       1.67% 4       1.67% 4       1.70% 4,7       1.74% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        55%              104%               84%           79%           76%             94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008    1.65%
        Year Ended August 31, 2007            1.64%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

                                                  SIX MONTHS
                                                       ENDED
                                           FEBRUARY 29, 2008                                         YEAR ENDED AUGUST 31,
CLASS N                                          (UNAUDITED)          2007           2006        2005       2004      2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $   42.59     $   38.59     $    35.71   $   32.39  $   29.33  $  27.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .16 1         .30 1          .24 1       .35 1      .15       .20
Net realized and unrealized gain (loss)                (4.71)         5.57           2.92        3.30       3.05      1.65
                                                   -------------------------------------------------------------------------
Total from investment operations                       (4.55)         5.87           3.16        3.65       3.20      1.85
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.35)         (.28)          (.28)       (.33)      (.14)     (.24)
Distributions from net realized gain                   (5.23)        (1.59)            --          --         --        --
                                                   -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (5.58)        (1.87)          (.28)       (.33)      (.14)     (.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   32.46     $   42.59     $    38.59   $   35.71  $   32.39  $  29.33
                                                   =========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (12.01)%       15.59%          8.87%      11.30%     10.93%     6.78%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $ 196,899     $ 238,068      $ 207,339   $ 177,463  $ 150,955  $ 79,188
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 224,393     $ 232,421      $ 194,639   $ 168,866  $ 122,478  $ 60,950
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.82%         0.73%          0.63%       1.02%      0.38%     0.65%
Total expenses                                          1.16% 4       1.17% 4        1.22%       1.26%      1.31%     1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      1.16%         1.17%          1.22%       1.26%      1.31%     1.18%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   55%          104%            84%         79%        76%       94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   1.16%
        Year Ended August 31, 2007           1.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED
                                            FEBRUARY 29, 2008                                           YEAR ENDED AUGUST 31,
CLASS Y                                           (UNAUDITED)          2007          2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $    43.45       $ 39.33     $   36.38   $   32.93   $   29.75   $   28.02
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .29 1         .60 1         .52 1       .64 1       .34         .11
Net realized and unrealized gain (loss)                 (4.79)         5.67          2.96        3.34        3.13        1.86
                                                   ----------------------------------------------------------------------------
Total from investment operations                        (4.50)         6.27          3.48        3.98        3.47        1.97
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.65)         (.56)         (.53)       (.53)       (.29)       (.24)
Distributions from net realized gain                    (5.23)        (1.59)           --          --          --          --
                                                   ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (5.88)        (2.15)         (.53)       (.53)       (.29)       (.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    33.07     $   43.45     $   39.33   $   36.38   $   32.93   $   29.75
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (11.72)%       16.40%         9.63%      12.15%      11.69%       7.11%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $  755,535     $ 926,217     $ 668,823   $ 483,532   $ 570,991   $ 441,460
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  890,557     $ 844,472     $ 594,018   $ 496,349   $ 558,130   $ 242,029
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.49%         1.42%         1.38%       1.82%       1.07%       1.01%
Total expenses                                           0.49% 4       0.48% 4       0.49%       0.53%       0.60%       0.87%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       0.49%         0.48%         0.49%       0.53%       0.60%       0.83%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    55%          104%           84%         79%         76%         94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008    0.49%
        Year Ended August 31, 2007            0.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the "Fund") is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

            59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

            60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will utilize $23,186 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund utilized $489,935 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $23,186.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

            Federal tax cost of securities                  $9,186,746,307
                                                            ==============
            Gross unrealized appreciation                   $1,353,336,898
            Gross unrealized depreciation                     (568,079,566)
                                                            --------------
            Net unrealized appreciation                     $  785,257,332
                                                            ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

            61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

            62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

                                  SIX MONTHS ENDED FEBRUARY 29, 2008              YEAR ENDED AUGUST 31, 2007
                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                  11,228,474     $   449,382,400          20,628,969     $   853,510,126
Dividends and/or
distributions reinvested              26,435,944         969,164,618           8,913,226         355,994,212
Redeemed                             (21,527,701)       (834,042,570)        (40,383,161)     (1,687,410,176)
                                     --------------------------------------------------------------------------
Net increase (decrease)               16,136,717     $   584,504,448         (10,840,966)    $  (477,905,838)
                                     ==========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                   1,311,588     $    48,982,229           3,060,604     $   123,359,939
Dividends and/or
distributions reinvested               3,884,990         138,227,863           1,421,750          55,277,609
Redeemed                              (5,756,869)       (218,233,058)        (14,028,498)       (563,695,028)
                                     --------------------------------------------------------------------------
Net decrease                            (560,291)    $   (31,022,966)         (9,546,144)    $  (385,057,480)
                                     ==========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                   1,194,912     $    44,455,266           2,308,996     $    92,663,359
Dividends and/or
distributions reinvested               3,503,853         124,106,488           1,087,129          42,137,114
Redeemed                              (3,142,883)       (115,289,247)         (5,696,274)       (230,409,396)
                                     --------------------------------------------------------------------------
Net increase (decrease)                1,555,882     $    53,272,507          (2,300,149)    $   (95,608,923)
                                     ==========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                     744,971     $    28,215,889           1,607,897     $    65,689,791
Dividends and/or
distributions reinvested                 805,032          29,085,424             249,507           9,840,578
Redeemed                              (1,074,427)        (40,919,513)         (1,640,570)        (67,509,441)
                                     --------------------------------------------------------------------------
Net increase                             475,576     $    16,381,800             216,834     $     8,020,928
                                     ==========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                   4,903,773     $   200,869,475           9,204,931     $   387,484,627
Dividends and/or
distributions reinvested               3,208,722         117,920,549             944,172          37,804,657
Redeemed                              (6,584,694)       (257,467,607)         (5,837,620)       (245,898,473)
                                     --------------------------------------------------------------------------
Net increase                           1,527,801     $    61,322,417           4,311,483     $   179,390,811
                                     ==========================================================================

            63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                       PURCHASES             SALES
------------------------------------------------------------------
Investment securities            $ 5,930,966,438   $ 6,685,833,929

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                -----------------------------------
                Up to $200 million            0.65%
                Next $150 million             0.60
                Next $150 million             0.55
                Over $500 million             0.45

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $9,070,511 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

            64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $16,887,485, $38,299,606 and $3,792,288, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A        CLASS B         CLASS C         CLASS N
                              CLASS A      CONTINGENT     CONTINGENT      CONTINGENT      CONTINGENT
                            FRONT-END        DEFERRED       DEFERRED        DEFERRED        DEFERRED
                        SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
                          RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED          DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
February 29, 2008          $  811,213        $  5,231     $  856,370       $  20,039        $  3,976
-------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $22,215 for IMMF management fees.

            65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $524,178,455. Collateral of $558,478,892 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

            66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust II

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008